Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments, tax receivables and others:
Prepayments and other receivables	$ 13,630	$ 15,236
Value Added Tax ("VAT")	940	4,010
Turnover tax	493	765
Prepayments And Other Taxes Receivable NonCurrent	15,063	20,011
Loans to employees	801	199
Receivables from joint operations	3,854	2,286
Accounts receivable from third parties	2,172	2,025
Gas IV Plan (Note 2.5.3.2)	3,772	1,729
Advances to directors and loans to employees	444	491
LPG price stability program	574	293
Others	254	382
Current financial assets	11,070	7,206
Total non-current other receivables	15,864	20,210
Oil and gas accounts receivable (net of allowance of expected credit loss)	38,978	25,224
Trade receivables	38,978	25,224
Value Added Tax ("VAT")	22,939	9,131
Prepaid expenses	13,864	3,633
Income tax	2,921	860
Turnover tax	634	42
Prepayments And Other Taxes Receivable Current	40,358	13,666
Financial assets:
Other receivables	51,428	20,872
Total current trade and other receivables	$ 90,406	$ 46,096